LEGG MASON PARTNERS INVESTMENT TRUST

SUPPLEMENT DATED SEPTEMBER 30, 2021

TO THE SUMMARY PROSPECTUS, PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION

EACH DATED MARCH 1, 2021 OF

CLEARBRIDGE SUSTAINABILITY LEADERS FUND (the “Fund”)

Class C shares of the Fund are available for purchase.

I.	The information below replaces in its entirety the corresponding information on the cover of the Fund’s Summary Prospectus and Prospectus:

Share class (Symbol): A (CLSUX), C (CAABX), FI (LCSTX), R (—), I (LCISX), IS (LCILX)

II.	The information below replaces in its entirety the corresponding information on the cover of the Fund’s Statement of Additional Information:

Fund	Ticker Symbol

	Class A	Class C	Class FI	Class R	Class I	Class IS	Class 1

CLEARBRIDGE SUSTAINABILITY LEADERS FUND (“Sustainability Leaders Fund”)	CLSUX	CAABX	LCSTX	—	LCISX	LCILX	N/A

Please retain this supplement for future reference.

CBAX660909